OPERATING LEASES (Schedule of Rental Expense) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Leases [Abstract]
Sublease income	$ 7,136,528	$ 7,215,090
Operating lease cost	(4,517,273)	(3,150,327)
Excess of sublease income over lease cost	$ 2,619,255	$ 4,064,763